Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 by component are as follows:

	Foreign Currency Translation Adjustments	Pension and Postretirement Liability Adjustments	Total
Balance at December 31, 2012	($0.6)	$—	($0.6)
Other comprehensive income before reclassifications, before tax	0.2	—	0.2
Income tax benefit	—	—	—
Net current period other comprehensive income, net of tax	0.2	—	0.2
Balance at December 31, 2013	($0.4)	$—	($0.4)

Net transfer from Timken	(3.2)	(233.9)	(237.1)
Other comprehensive loss before reclassifications, before tax	(1.2)	(109.3)	(110.5)
Amounts reclassified from accumulated other comprehensive loss, before income tax	—	19.2	19.2
Income tax benefit	—	31.5	31.5
Net current period other comprehensive loss, net of tax	(1.2)	(58.6)	(59.8)
Balance at December 31, 2014	($4.8)	($292.5)	($297.3)
The reclassification of the pension and postretirement liability adjustment was included in costs of products sold and selling, general and administrative expenses in the Consolidated Statements of Income. These components are included in the computation of pension and postretirement net periodic benefit cost. Refer to Note 8 — “Retirement and Postretirement Benefit Plans” for further details.